Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.95%
Aerospace & Defense–2.82%
Boeing Co. (The)(b)	55,825	$10,700,536
Howmet Aerospace, Inc.	153,735	7,110,244
		17,810,780
Agricultural & Farm Machinery–1.22%
Deere & Co.	20,448	7,716,666
Air Freight & Logistics–1.64%
United Parcel Service, Inc., Class B	66,429	10,354,288
Application Software–3.30%
Manhattan Associates, Inc.(b)	37,770	7,465,618
Synopsys, Inc.(b)	15,229	6,989,654
Tyler Technologies, Inc.(b)	16,486	6,365,904
		20,821,176
Asset Management & Custody Banks–1.42%
BlackRock, Inc.	13,868	8,965,523
Automobile Manufacturers–0.68%
Tesla, Inc.(b)	17,201	4,304,034
Automotive Parts & Equipment–1.38%
Aptiv PLC(b)	88,538	8,728,961
Biotechnology–1.01%
Gilead Sciences, Inc.(c)	84,974	6,367,952
Broadline Retail–4.49%
Amazon.com, Inc.(b)	222,915	28,336,955
Communications Equipment–1.33%
Motorola Solutions, Inc.	30,954	8,426,917
Construction Materials–0.94%
Vulcan Materials Co.	29,340	5,927,267
Consumer Finance–1.28%
American Express Co.	54,248	8,093,259
Consumer Staples Merchandise Retail–1.42%
Walmart, Inc.	56,172	8,983,588
Distillers & Vintners–1.72%
Constellation Brands, Inc., Class A	43,182	10,852,932
Distributors–0.91%
LKQ Corp.	116,058	5,746,032
Diversified Banks–2.48%
JPMorgan Chase & Co.	108,059	15,670,716
Diversified Financial Services–1.10%
Equitable Holdings, Inc.	245,589	6,972,272
Electric Utilities–1.14%
American Electric Power Co., Inc.	96,098	7,228,492
Electrical Components & Equipment–1.72%
Emerson Electric Co.	59,427	5,738,865
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	16,448	$5,154,968
		10,893,833
Environmental & Facilities Services–0.94%
Republic Services, Inc.	41,868	5,966,609
Fertilizers & Agricultural Chemicals–1.05%
Mosaic Co. (The)	186,168	6,627,581
Food Distributors–0.48%
Sysco Corp.	46,008	3,038,828
Health Care Equipment–2.79%
Baxter International, Inc.	111,914	4,223,634
Boston Scientific Corp.(b)(c)	118,574	6,260,707
Zimmer Biomet Holdings, Inc.	63,621	7,139,549
		17,623,890
Health Care Facilities–1.23%
HCA Healthcare, Inc.	31,678	7,792,154
Home Improvement Retail–1.19%
Lowe’s Cos., Inc.	36,077	7,498,244
Hotels, Resorts & Cruise Lines–1.52%
Airbnb, Inc., Class A(b)	42,243	5,796,162
Wyndham Hotels & Resorts, Inc.	54,335	3,778,456
		9,574,618
Household Products–2.10%
Procter & Gamble Co. (The)	91,088	13,286,096
Industrial Conglomerates–1.09%
Honeywell International, Inc.	37,360	6,901,886
Industrial REITs–1.64%
Prologis, Inc.	92,387	10,366,745
Insurance Brokers–1.38%
Arthur J. Gallagher & Co.(c)	38,239	8,715,815
Integrated Oil & Gas–2.51%
Chevron Corp.	94,047	15,858,205
Integrated Telecommunication Services–0.99%
Deutsche Telekom AG (Germany)	299,063	6,280,155
Interactive Home Entertainment–1.04%
Electronic Arts, Inc.	54,831	6,601,652
Interactive Media & Services–5.60%
Alphabet, Inc., Class A(b)	141,745	18,548,751
Meta Platforms, Inc., Class A(b)	56,066	16,831,574
		35,380,325
Investment Banking & Brokerage–2.01%
Charles Schwab Corp. (The)	144,201	7,916,635
Raymond James Financial, Inc.	47,614	4,781,874
		12,698,509

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
IT Consulting & Other Services–2.37%
Accenture PLC, Class A	25,299	$7,769,576
Amdocs Ltd.	85,176	7,196,520
		14,966,096
Life Sciences Tools & Services–1.09%
Danaher Corp.	27,756	6,886,264
Managed Health Care–2.15%
UnitedHealth Group, Inc.	26,887	13,556,157
Multi-line Insurance–1.84%
American International Group, Inc.	73,012	4,424,527
Hartford Financial Services Group, Inc. (The)(c)	101,408	7,190,842
		11,615,369
Multi-Utilities–1.10%
WEC Energy Group, Inc.	86,531	6,970,072
Oil & Gas Exploration & Production–2.22%
APA Corp.	173,511	7,131,302
Marathon Oil Corp.	257,163	6,879,110
		14,010,412
Pharmaceuticals–4.95%
AstraZeneca PLC, ADR (United Kingdom)	96,584	6,540,669
Eli Lilly and Co.	20,926	11,239,982
Johnson & Johnson	47,267	7,361,835
Pfizer, Inc.	184,264	6,112,037
		31,254,523
Regional Banks–1.06%
M&T Bank Corp.	53,194	6,726,381
Restaurants–0.57%
Starbucks Corp.	39,366	3,592,935
Retail REITs–0.76%
Kimco Realty Corp.	273,025	4,802,510
Semiconductor Materials & Equipment–0.84%
ASML Holding N.V., New York Shares (Netherlands)	8,976	5,283,812
Semiconductors–4.40%
ARM Holdings PLC, ADR(b)	65,999	3,532,266
NVIDIA Corp.	55,717	24,236,338
		27,768,604
Shares		Value
Soft Drinks & Non-alcoholic Beverages–1.47%
PepsiCo, Inc.	54,712	$9,270,401
Specialty Chemicals–0.74%
PPG Industries, Inc.	35,992	4,671,762
Systems Software–7.80%
Microsoft Corp.	155,979	49,250,369
Technology Hardware, Storage & Peripherals–5.07%
Apple, Inc.	187,072	32,028,597
Transaction & Payment Processing Services–0.96%
Fiserv, Inc.(b)	53,696	6,065,500
Total Common Stocks & Other Equity Interests (Cost $494,905,867)		625,132,719
Money Market Funds–1.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	2,406,031	2,406,031
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	1,718,682	1,719,025
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	2,749,750	2,749,750
Total Money Market Funds (Cost $6,874,631)		6,874,806
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $501,780,498)		632,007,525
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.45%
Invesco Private Government Fund, 5.30%(d)(e)(f)	4,332,974	4,332,974
Invesco Private Prime Fund, 5.51%(d)(e)(f)	11,141,931	11,141,931
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,475,155)		15,474,905
TOTAL INVESTMENTS IN SECURITIES–102.49% (Cost $517,255,653)		647,482,430
OTHER ASSETS LESS LIABILITIES—(2.49)%		(15,734,084)
NET ASSETS–100.00%		$631,748,346
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,552,322	$29,065,067	$(30,211,358)	$-	$-	$2,406,031	$104,829
Invesco Liquid Assets Portfolio, Institutional Class	2,538,523	20,760,762	(21,579,541)	(16)	(703)	1,719,025	68,566
Invesco Treasury Portfolio, Institutional Class	4,059,797	33,217,219	(34,527,266)	-	-	2,749,750	107,637
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,748,490	343,569,645	(347,985,161)	-	-	4,332,974	551,388*
Invesco Private Prime Fund	22,496,118	665,787,251	(677,131,866)	(1,339)	(8,233)	11,141,931	1,476,057*
Total	$41,395,250	$1,092,399,944	$(1,111,435,192)	$(1,355)	$(8,936)	$22,349,711	$2,308,477

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$618,852,564	$6,280,155	$—	$625,132,719
Money Market Funds	6,874,806	15,474,905	—	22,349,711
Total Investments	$625,727,370	$21,755,060	$—	$647,482,430
Invesco V.I. Core Equity Fund